INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Impairment of Intangible Assets, Finite-lived	$ 0	$ 16,906	$ 16,906	$ 92,833
Licensing Agreements [Member]
Royalty Expense			$ 8,000	$ 10,000
Licensing Agreements [Member] | Minimum [Member]
Payment of Royalty in Percentage			3.00%
Licensing Agreements [Member] | Maximum [Member]
Payment of Royalty in Percentage			5.00%